Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 22,272,752	$ 21,895,260
Less: Allowance for doubtful accounts	(7,203,751)	(7,080,677)
Total accounts receivable, net	$ 15,069,001	$ 14,814,583